Intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Carrying amount beginning balance	$ 3,866	$ 3,995
Acquisitions through business combinations and asset acquisitions	86	169
Additions	0	0
Goodwill disposed		(298)
Carrying amount ending balance	3,952	3,866
Contract Assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Carrying amount beginning balance	757	15
Acquisitions through business combinations and asset acquisitions	30	766
Additions	0	1
Amortisation	(73)	(25)
Goodwill disposed		0
Carrying amount ending balance	714	757
Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Carrying amount beginning balance	203	173
Acquisitions through business combinations and asset acquisitions	0	6
Additions	2	39
Amortisation	(18)	(15)
Goodwill disposed		0
Carrying amount ending balance	187	203
Other intangible assets and goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Carrying amount beginning balance	4,826	4,183
Acquisitions through business combinations and asset acquisitions	116	941
Additions	2	40
Amortisation	(91)	(40)
Goodwill disposed		(298)
Carrying amount ending balance	4,853	4,826
Cost | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Carrying amount beginning balance	4,343
Carrying amount ending balance	4,429	4,343
Cost | Contract Assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Carrying amount beginning balance	784
Carrying amount ending balance	814	784
Cost | Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Carrying amount beginning balance	218
Carrying amount ending balance	220	218
Cost | Other intangible assets and goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Carrying amount beginning balance	5,345
Carrying amount ending balance	5,463	5,345
Accumulated amortisation and impairment | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Carrying amount beginning balance	(477)
Carrying amount ending balance	(477)	(477)
Accumulated amortisation and impairment | Contract Assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Carrying amount beginning balance	(27)
Carrying amount ending balance	(100)	(27)
Accumulated amortisation and impairment | Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Carrying amount beginning balance	(15)
Carrying amount ending balance	(33)	(15)
Accumulated amortisation and impairment | Other intangible assets and goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Carrying amount beginning balance	(519)
Carrying amount ending balance	$ (610)	$ (519)